PENSION PLAN	12 Months Ended
Dec. 31, 2012
Pension Plan
PENSION PLAN

One of the Company’s foreign subsidiaries maintains a defined benefit pension plan that provides benefits based on length of service and final average earnings. The following table sets forth the benefit obligation, fair value of plan assets, and the funded status of the Company’s plan; amounts recognized in the Company’s consolidated financial statements; and the assumptions used in determining the actuarial present value of the benefit obligations as of December 31:

($ in thousands)	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$1,846	$1,770
Service cost	2	2
Interest cost	87	91
Actuarial gain (loss)	(7)	(9)
Effect of exchange rate changes	103	(8)
Effect of curtailment	—	—
Benefits paid	—	—
Benefit obligation at end of year	2,031	1,846

Change in plan assets:
Fair value of plan assets at beginning of year	1,455	1,369
Actual return of plan assets	36	41
Company contributions	42	45
Benefits paid	—	—
Effect of exchange rate changes	97	—
Fair value of plan assets at end of year	1,630	1,455

Funded status	(401)	(391)
Unrecognized actuarial loss (gain)	317	334
Unrecognized prior service (benefit) cost	—	—
Additional minimum liability	(317)	(334)
Unrecognized transition (asset) liability	—	—
Net amount recognized	$(401)	$(391)

Plan Assets
Pension plan assets were comprised of the following asset categories at December 31,
Equity securities	11.5%	2.2%
Debt securities	81.0%	93.9%
Other	7.5%	3.9%
Total	100%	100%

Components of net periodic benefit cost are as follows:
Service cost	$2	$2
Interest cost on projected benefit obligations	87	91
Expected return on plan assets	—	—
Amortization of prior service costs	—	—
Amortization of actuarial loss	—	—
Net periodic benefit costs	$89	$93

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, were
Discount rate	4.6%	4.6%
Expected return on plan assets	4%	4%
Rate of compensation increase	N/A	N/A
The following discloses information about the Company’s defined benefit pension plan that had an accumulated benefit obligation in excess of plan assets as of December 31,
Projected benefit obligation	$2,031	$1,846
Accumulated benefit obligation	$2,031	$1,846
Fair value of plan assets	$1,630	$1,455

As of December 31, 2012, the following benefit payments are expected to be paid as follows:

2013	$—
2014	$—
2015	$17
2016	$18
2017	$95
2018 — 2022	$523

The Company made contributions to the plan of approximately $42,000 and $45,000 during years 2012 and 2011, respectively.

The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital. The Company’s pension assets are classified within Level 1 of the fair value hierarchy, as defined under ASC 820, because they are valued using market prices. The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The measurement date used to determine the benefit information of the plan was January 1, 2013.